Closure and Rehabilitation Provisions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Bhp Mitsubishi Alliance [Member]
Disclosure of other provisions [line items]
Increase decrease In closure provision	$ 750
Closure and rehabilitation provisions [member]
Disclosure of other provisions [line items]
Reasonably possible acceleration in forecast cash flows	1 year
Percentage of reasonably possible increase in real discount rates	0.50%
Decrease in closure and rehabilitation provision due to reasonably possible decrease in real discount rates	$ 675
Decrease in depreciation expense due to reasonably possible decrease in real discount rates	70
Increase in net finance costs due to reasonably possible decrease in real discount rates	25
Increase in Provision due to reasonably possible acceleration in forecast cash flows	$ 185
Closure and rehabilitation provisions [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Remaining production life	2 years	3 years
Closure and rehabilitation provisions [member] | Top of range [member]
Disclosure of other provisions [line items]
Remaining production life	104 years	91 years
Closure and rehabilitation provisions [member] | Weighted average [member]
Disclosure of other provisions [line items]
Remaining production life	29 years	27 years
Closure and rehabilitation provisions [member] | Closed sites [member]
Disclosure of other provisions [line items]
Increases to existing and new provisions associated closure and remediation costs charged to the income statement	$ 74	$ 483	$ 669
Decrease in income statement charge due to reasonably possible decrease in real discount rates	185
Increase decrease in income statement charge due to reasonable possible acceleration in forecast of cash flows	60
Closure and rehabilitation provisions [member] | Operating sites [member]
Disclosure of other provisions [line items]
Decrease in property, plant and equipment due to reasonably possible decrease in real discount rates	490
Increase in property, plant and equipment due to reasonably possible acceleration in forecast cash flows	125
Cerro Colorado [Member]
Disclosure of other provisions [line items]
Increase decrease In closure provision	$ 400